LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

	Notes	2019	2020
Two-step loans	21a	542	384
Bonds and notes	21b	7,467	6,991
Bank loans	21c	21,167	20,581
Other borrowings	21d	3,113	2,605
Total		32,289	30,561

Schedule of principal payments

			Year
	Notes	Total	2022	2023	2024	2025	Thereafter
Two-step loans	21a	384	148	131	105	—	—
Bonds and notes	21b	6,991	2,199	—	—	2,097	2,695
Bank loans	21c	20,581	5,193	4,831	4,210	2,993	3,354
Other borrowings	21d	2,605	1,041	1,052	512	—	—
Total		30,561	8,581	6,014	4,827	5,090	6,049

Two-step loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2019		2020
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	3,839	491	3,072	418
	US$	9	120	4	59
	Rp	—	125	—	91
Total			736		568
Current maturities (Note 20b)			(194)		(184)
Long-term portion			542		384

Schedule of long-term loans and other borrowings, other significant information

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

Bonds and notes
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2019	2020
Bonds and notes	Currency	Outstanding	Outstanding
Bonds
2010
Series B	Rp	1,995	—
2015
Series A	Rp	2,200	2,200
Series B	Rp	2,100	2,100
Series C	Rp	1,200	1,200
Series D	Rp	1,500	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series B	Rp	200	—
Series C	Rp	296	296
MTN Syariah Ijarah I Telkom 2018
Series B	Rp	296	—
Series C	Rp	182	182
Total		9,969	7,478
Unamortized debt issuance cost		(11)	(9)
Total		9,958	7,469
Current maturities (Note 20b)		(2,491)	(478)
Long-term portion		7,467	6,991

2010 - Series B Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

2015 Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

MTN I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

MTN - Syariah Ijarah I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Bank loans
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		2019		2020
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	5,898	—	7,958
Bank Mandiri	Rp	—	7,611	—	6,203
BRI	Rp	—	1,758	—	2,822
BNI Syariah	Rp	—	52	—	43
Sub-total			15,319		17,026
Third parties
BCA	Rp	—	1,665	—	3,145
MUFG Bank	Rp	—	2,981	—	2,596
	US$	8	108	—	—
Syndication of banks	Rp	—	1,250	—	1,326
	US$	37	514	30	427
Bank DBS	Rp	—	770	—	1,378
Bank Permata	Rp	—	—	—	757
UOB Singapore	US$	40	556	31	437
ANZ	Rp	—	440	—	374
Bank CIMB Niaga	Rp	—	439	—	307
HSBC	Rp	—	500	—	214
BTPN	Rp	—	537	—	173
PT Bank ICBC Indonesia ("ICBC")	Rp	—	159	—	113
Citibank	Rp	—	500	—	—
Bank of China	Rp	—	500	—	—
UOB Indonesia	Rp	—	357	—	—
Others (each below Rp75 billion)	Rp	—	9	—	—
	MYR	19	66	12	41
Sub-total			11,351		11,288
Total			26,670		28,314
Unamortized debt issuance cost			(65)		(85)
Gain in debt restructuring			(4)		—
			26,601		28,229
Current maturities (Note 20b)			(5,434)		(7,648)
Long-term portion			21,167		20,581

Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018	GSD	Rp	182	54	2018 - 2021	Monthly	8.75%	Trade receivables
2013 - 2019	The Company, GSD, TLT, Sigma, Dayamitra, Telkom Infratel	Rp	9,752	1,197	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 2.50%; 3 months JIBOR + 1.70% - 2.25%	Trade receivables, inventory, and property and equipment and all assets
Bank Mandiri
2017 - 2018	The Company, Balebat	Rp	680	133	2018 - 2024	Monthly, Quarterly	8.50% - 9.00%	Trade receivables, inventory, and property and equipment
2017- 2019	The Company, GSD, Dayamitra, Telkomsel[a]	Rp	6,138	208	2019 - 2026	Quarterly	3 months JIBOR + 0.60% - 1.85%	None
BRI
2017 - 2019	The Company, Dayamitra, GSD	Rp	3,253	236	2019 - 2026	Quarterly	3 months JIBOR + 1.70% - 2.00%	Property and equipment and all assets

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
BCA
2017 - 2020	The Company, Metra, Dayamitra, Telkom Infratel, PST	Rp	7,981	244	2017 - 2027	Quarterly	3 months JIBOR + 1.50% - 2.25%	Property and equipment
MUFG Bank
2016 - 2020	GSD, Metra, Dayamitra	Rp	3,700	618	2016 - 2027	Quarterly	3 months JIBOR + 1.43% - 2.40%	Property and equipment
Syndication of banks
2015 - 2020	The Company, GSD, Dayamitra	Rp	4,000	500	2016 - 2027	Quarterly	3 months JIBOR + 2.00% - 2.75%	Property and equipment and all assets
2018	TII	US$	0.09	0.007	2019 - 2025	Semi-annually	6 months LIBOR + 1.25%	None
DBS
2016	Nutech	Rp	6	1	2017 - 2021	Monthly	10.00%	Trade receivables and property and equipment
2017 - 2020	PINS, Dayamitra, Telkomsat	Rp	1,830	191	2018 - 2027	Quarterly	3 months JIBOR + 1.50% - 2.45%	Property and equipment
Bank Permata
2020	Nutech	Rp	7	0.7	2020 - 2027	Monthly	9.25%	Property and equipment
2020	Dayamitra	Rp	750	—	2021 - 2027	Quarterly	3 months JIBOR + 1.50%	Property and equipment
UOB Singapore
2016	TII	US$	0.049	0.009	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
ANZ
2015 - 2020	GSD, PINS	Rp	500	66	2020 - 2025	Quarterly	3 months JIBOR + 1.40% - 2.00%	Property and equipment
Bank CIMB
Niaga
2017 - 2019	GSD, Metra	Rp	695	125	2018 - 2024	Quarterly	3 months JIBOR + 1.425% - 1.50%	None
HSBC
2020	Telkomsat	Rp	214	—	31 Desember 2021	Annually	12 months JIBOR + 0.80%	None
BTPN
2017 - 2019	GSD, Metra, Dayamitra, TII	Rp	559	97	2018 - 2023	Quarterly	3 months JIBOR + 1.435% - 1.50%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2024	Quarterly	3 months JIBOR + 2.36%	Trade receivables and property and equipment

*  In original currency

** Refer to Notes 6,8, and 13 for details of trade receivables, inventories, and property and equipment pledged as collaterals.

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2020 Telkomsel has complied with the above covenants.

Other borrowings
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings

		Outstanding
Lenders	Currency	2019	2020
PT Sarana Multi Infrastruktur	Rp	3,748	3,652
Unamortized debt issuance cost		(8)	(7)
Total		3,740	3,645
Current maturities (Note 20b)		(627)	(1,040)
Long-term portion		3,113	2,605

Dayamitra | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
November 14, 2018	The Company	Rp	1,000	220	Semi-annually (2019-2023)	3 months JIBOR + 1.75%	None
March 29, 2019	The Company	Rp	2,836	350	Quarterly (2020 -2024)	8.49%	None
October 12, 2016	Dayamitra	Rp	700	100	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2017	Dayamitra	Rp	600	514	Semi-annually (2018-2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2019	Telkomsat	Rp	164	11	Semi-annually (2020-2024)	8.49%	None